ALLOWANCE FOR LOAN LOSSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance For Loan Losses [Line Items]
Beginning balance	$ 4,343	$ 4,041	$ 3,779
Charge-offs	(602)	(340)	(602)
Recoveries	76	111	66
Net	(526)	(229)	(536)
Provision	309	531	798
Ending balance	4,126	4,343	4,041
Commercial Loan [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	3,517	3,175	2,849
Charge-offs	(430)	(79)	(387)
Recoveries	37	52	12
Net	(393)	(27)	(375)
Provision	216	369	701
Ending balance	3,340	3,517	3,175
Real Estate [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	235	284	278
Charge-offs	(32)	(90)	(64)
Recoveries	8	8	0
Net	(24)	(82)	(64)
Provision	66	33	70
Ending balance	277	235	284
Consumer Loan [Member]
Allowance For Loan Losses [Line Items]
Beginning balance	591	582	652
Charge-offs	(140)	(171)	(151)
Recoveries	31	51	54
Net	(109)	(120)	(97)
Provision	27	129	27
Ending balance	$ 509	$ 591	$ 582